Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 14 - Subsequent Events

Offer to Amend and Exercise Warrants to Purchase Common Stock

On March 9, 2015, the Company commenced an offer to amend and exercise PPO Warrants to purchase an aggregate of 9,680,355 shares of its Common Stock (the “Offer to Amend and Exercise”), including outstanding PPO Warrants to purchase 9,680,355 shares of the Company’s Common Stock (the “Warrant Shares”) issued to investors participating in the Company’s 2014 PPO. The Company initially issued a total of  9,680,355 PPO Warrants, none of which had been exercised as of the date of the Offer to Amend and Exercise. As a result, 9,680,355 of the PPO Warrants were included in the Offer to Amend and Exercise.

Pursuant to the Offer to Amend and Exercise, for those who elect to participate, the PPO Warrants would be amended (the “Amended Warrants” ) to: (i) reduce the exercise price of the PPO Warrants from $2.00 per share to $0.50 per share of Common Stock in cash, (ii) shorten the exercise period so that the Amended Warrants would expire concurrently with the expiration of the Offer to Amend and Exercise at 5:00 p.m. (Eastern Time) on April 6, 2015 (the “Expiration Date”), (iii) eliminate the anti-dilution provisions contained in the PPO Warrants, (iv) restrict the ability of the holder of shares issuable upon exercise of the Amended Warrants to sell, make any short sale of, loan, grant any option for the purchase of, or otherwise dispose of any of such shares without the prior written consent of the Company for a period of time ninety (90) days after the Expiration Date (the “Lock-Up Period”); and (v) provide that a holder, acting alone or with others, would agree not to effect any purchases or sales of any securities of the Company in any “short sales” as defined in Rule 200 promulgated under Regulation SHO under the Exchange Act, or any type of direct and indirect stock pledges, forward sale contracts, options, puts, calls, short sales, swaps, “put equivalent positions” (as defined in Rule 16a-1(h) under the Exchange Act) or similar arrangements, or sales or other transactions through non-U.S. broker dealers or foreign regulated brokers through the expiration of the Lock-Up Period.

In addition to the PPO Warrants, the Company has outstanding Broker Warrants to purchase an aggregate of 968,034 shares of the Company’s Common Stock comprised of warrants issued to the placement agent and its sub-agents in the Company’s 2014 PPO.

The Broker Warrants contain the same price-based weighted-average anti-dilution and price protection provisions as the PPO Warrants. Like the PPO Warrants, the terms of each of the Broker Warrants may be amended with the consent of the holder thereof. Simultaneously with the Offer to Amend and Exercise, the Company sought the consent of the holders of the Brought Warrants to remove the price-based anti-dilution provisions from such warrants.

The purpose of the Offer to Amend and Exercise was to encourage the amendment and exercise of the PPO Warrants to help the Company reduce its outstanding warrant liability and to provide funds to support the Company’s operations by providing the holders of the PPO Warrants with the opportunity to obtain and exercise an Amended Warrant by significantly reducing the exercise price of the PPO Warrants.

Regardless of whether a holder chose to participate in the Offer to Amend and Exercise, the holders were asked to consent to the amendment to the PPO Warrants to remove the anti-dilution provisions contained in the outstanding PPO Warrants (the “Anti-Dilution Amendment”).

Holders were given the opportunity to elect to participate in the Offer to Amend and Exercise with respect to some, all or none of their PPO Warrants. If a holder chose not to participate in the Offer to Amend and Exercise, the holder’s PPO Warrants would remain in full force and effect, as originally issued with an exercise price of $2.00 per share, and would retain in all respects their original terms and provisions.

Katalyst Securities, LLC was appointed by the Company as warrant agent for the Offer to Amend and Exercise (the “Warrant Agent”). Pursuant to the terms of the agreement the Warrant Agent entered into with the Company, the Warrant Agent was to receive a fee equal to 10% of the cash exercise price paid by holders of the PPO Warrants who participated in the Offer to Amend and Exercise. In addition, the Company agreed to deliver warrants to the Warrant Agent to purchase a number of shares of Common Stock equal to 10% of the number of PPO Warrants exchanged and exercised in the Offer to Amend and Exercise at an exercise price of $0.50 per share for a term of five (5) years with no anti-dilution rights. The Company also agreed to reimburse the Warrant Agents for their legal fees and expenses in the aggregate amount of $20,000 and their reasonable out-of-pocket expenses. In addition, the Warrant Agent will receive a cash fee equal to 10% if any person or entity the Warrant Agent introduced to the Company in connection with the 2014 PPO and/or Offer to Amend and Excercise participates in a financing of the Company through September 28, 2015.

On April 6, 2015, the Company consummated the Offer to Amend and Exercise the PPO Warrants. Pursuant to the Offer to Amend and Exercise, PPO Warrants to purchase an aggregate of 6,467,004 shares of Common Stock at an exercise price of $0.50 per share were tendered by their holders and were amended and exercised in connection therewith for gross proceeds to the Company of $3,233,502 (before deducting placement agent fees and expenses of the Offer to Amend and Exercise of approximately $410,000). Such tendered PPO Warrants represented approximately 67% of the Company’s outstanding PPO Warrants as of April 6, 2015.

Effective on or prior to April 6, 2015, the Company and the holders of (a) 1,475,010 PPO Warrants, that chose not to participate in the Offer to Amend and Exercise (“Non-Participating Original Warrants”), and (b) all 968,300 Broker Warrants, approved an amendment to remove the price-based anti-dilution provisions in their warrants. As a result, the price-based anti-dilution provisions contained in these Non-Participating Original Warrants and Broker Warrants have been removed and are of no further force or effect as of April 6, 2015.

The Warrant Agent for the Offer to Amend and Exercise was paid an aggregate commission of approximately $323,350 and was issued warrants to purchase an aggregate of 646,700 shares of the Company’s Common Stock at an exercise price of $0.50 per share for a term of five (5) years (“Warrant Agent Warrants”).

Certain securities the Company issued in the 2014 PPO have price-based anti-dilution protection, if, within twenty-four (24) months after the final closing of the 2014 PPO, the Company issues additional shares of Common Stock or Common Stock equivalents (subject to customary exceptions) for a consideration per share less than $1.00. Of the 9,680,355 original PPO Warrants, 1,738,341 still remain with these priced-based anti-dilution rights. With the consummation of the Offer to Amend and Exercise the PPO Warrants, the anti-dilution provisions were triggered and the non-participating warrant holders are now entitled to receive (i) a reduction in the price of their PPO Warrants from $2.00 per share to $1.79 per share, (ii) 203,711 additional shares of Common Stock, and (iii) 203,711 additional warrants to purchase shares of Common Stock of the Company at an exercise price of $1.79 per share.

Board Approval of Stock Split

On May 26, 2015 the Board of Directors approved and authorized the Company to effect a reverse stock split (the "Reverse Stock Split") at a ratio of not less than 1-for-5 and not more than 1-for-15 (the "Reverse Split Ratio"), the exact Reverse Split Ratio for the Reverse Stock Split to be determined by the Board in its sole discretion based upon the market price of the Company's Common Stock on the date of such determination, and with such Reverse Stock Split to be effective at such time and date, if at all, as determined by the Board in its sole discretion, it being understood that the sole purpose of such Reverse Stock Split is to attempt to obtain a listing on Nasdaq or the NYSE. At a Special Meeting of Stockholders held on August 11, 2015, the Company's stockholders approved a proposal to give the Board discretion to effect the Reverse Stock Split within the Reverse Split Ratio.

Offer to Amend and Exercise Warrants to Purchase Common Stock

On March 9, 2015 the Company offered to amend warrants to purchase an aggregate of 9,680,355 shares of Common Stock (the “Offer to Amend and Exercise”), including outstanding warrants to purchase 9,680,355 shares of the Company’s Common Stock (the “Warrant Shares”) issued to investors participating in the Company’s private placement financings closed on January 28, 2014, March 14, 2014, and March 28, 2014 (the “PPO Warrants”). The Company initially issued a total of 9,680,355 PPO Warrants, none of which have been exercised as of December 31, 2014. As a result, 9,680,355 of the PPO Warrants were and are included in the Offer to Amend and Exercise.

Pursuant to the Offer to Amend and Exercise, for those who elect to participate, the PPO Warrants will be amended (the “Amended Warrants” ) to: (i) reduce the exercise price of the PPO Warrants from $2.00 per share to $0.50 per share of Common Stock in cash, (ii) shorten the exercise period so that the Amended Warrants expire concurrently with the expiration of the Offer to Amend and Exercise at 5:00 p.m. (Eastern Time) on April 6, 2015, as may be extended by the Company in its sole discretion, or as required by applicable law (the “Expiration Date”), (iii) eliminate the anti-dilution provisions contained in the PPO Warrants, (iv) restrict the ability of the holder of shares issuable upon exercise of the Amended Warrants to sell, make any short sale of, loan, grant any option for the purchase of, or otherwise dispose of any of such shares without the prior written consent of the Company for a period of time ninety (90) days after the Expiration Date (the “Lock-Up Period”); and (v) provide that a holder, acting alone or with others, will agree not to effect any purchases or sales of any securities of the Company in any “short sales” as defined in Rule 200 promulgated under Regulation SHO under the Securities Exchange Act of 1934, as amended, or any type of direct and indirect stock pledges, forward sale contracts, options, puts, calls, short sales, swaps, “put equivalent positions” (as defined in Rule 16a-1(h) under the Exchange Act) or similar arrangements, or sales or other transactions through non-U.S. broker dealers or foreign regulated brokers through the expiration of the Lock-Up Period.

In addition to the PPO Warrants, there are outstanding warrants to purchase an aggregate of 968,034 shares of the Company’s Common Stock comprised of warrants issued to the placement agent and its sub-agents in the Company’s PPO Unit Offering.

The PPO Agent Warrants contain the same price-based weighted-average anti-dilution and price protection provisions as the PPO Warrants. Like the PPO Warrants, the terms of each of the PPO Agent Warrants may be amended with the consent of the thereof. Separate and apart from the Offer to Amend and Exercise, the Company intends to seek the consent of the holders of the PPO Agent Warrants in order to remove the price-based anti-dilution provisions from such warrants. There can be no assurance that the Company will be successful in obtaining the consent of the holders of the PPO Agent Warrants.

The purpose of the Offer to Amend and Exercise is to encourage the amendment and exercise of the PPO Warrants to help the Company reduce its outstanding warrant liability and to provide funds to support the Company’s operations by providing the holders of the PPO Warrants with the opportunity to obtain and exercise an Amended Warrant by significantly reducing the exercise price of the PPO Warrants.

Regardless of whether a holder elects to participate in the Offer to Amend and Exercise, the Holder may nevertheless consent to the amendment to the PPO Warrants to remove the anti-dilution provisions contained in the outstanding PPO Warrants (the “Anti-Dilution Amendment”).

Holders may elect to participate in the Offer to Amend and Exercise with respect to some, all or none of their PPO Warrants. If a holder chooses not to participate in the Offer to Amend and Exercise, the holder’s PPO Warrants will remain in full force and effect, as originally issued with an exercise price of $2.00 per share and will retain in all respects their original terms and provisions.

Warrant agent commission

Katalyst Securities, LLC has been appointed by the Company as warrant agent for the Offer to Amend and Exercise (the “Warrant Agent”). The Warrant Agent will receive a fee equal to 10% of the cash exercise price paid by holders of the PPO Warrants who participate in the Offer to Amend and Exercise. In addition, the Company will deliver warrants to the Warrant Agent to purchase a number of shares of Common Stock equal to 10% of the number of PPO Warrants exchanged and exercised in the Offer to Amend and Exercise at an exercise price of $0.50 per share for a term of five (5) years with no anti-dilution rights. The Company has also agreed to reimburse the Warrant Agents for their legal fees and expenses in the aggregate amount of $20,000 and their reasonable out-of-pocket expenses. The Warrant Agents must obtain the Company’s prior approval for any expenses in the aggregate in excess of $2,500 for each Warrant Agent.

Other closing costs

Other closing costs of $75,000 are expected to be incurred to complete the Offer to Amend and Exercise.